UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Barington Capital Group, L.P.
Address:    888 Seventh Avenue, 17th Floor
            New York, New York 10019

Form 13F File Number: 028-12298

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       James A. Mitarotonda
Title:      Chairman and Chief Executive Officer
Phone:      212-974-5700

       Signature                  Place            Date of Signing:

/S/ JAMES A. MITAROTONDA    NEW YORK, NEW YORK    FEBRUARY 17, 2009
------------------------    ------------------    -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                -----------
Form 13F Information Table Entry Total:         8
                                                -----------
Form 13F Information Table Value Total:         $ 98,136
                                                -----------
                                                (thousands)

List of Other Included Managers:

None*

*Mr. James A. Mitarotonda is the Managing Member of Barington Companies Investors, LLC, Barington Companies Management, LLC, Barington Companies Advisors, LLC, Barington Offshore Advisors, LLC and Barington Offshore Advisors II, LLC, which have investment discretion over certain investment portfolios that own the securities reported herein.

                           Title
                           of                               Value       SH/     SH/  PUT/   Invest   Oth       Voting Authority
Name Of Issuer             Class              CUSIP       x$1,000     Prn Amt   Prn  CALL   Disc     Mgrs    Sole    Shared  None
---------------------------------------------------------------------------------------------------------------------------------
Dillards Inc               Cl A               254067101     3,289      828,445  SH          DEFINED          828,445
Dillards Inc               Cl A               254067901         3      100,000       CALL   DEFINED          100,000
Griffon Corp               Common             398433102    23,978    2,569,992  SH          DEFINED        2,569,992
Lancaster Colony Corp      Common             513847103       841       24,525  SH          DEFINED           24,525
Pep Boys Manny Moe & Jack  Common             713278109    23,235    5,625,919  SH          DEFINED        5,625,919
Proshares TR               Ultsht Rus2000     74347R834       222        3,501  SH          DEFINED            3,501
Schulman A Inc             Common             808194104    40,247    2,367,454  SH          DEFINED        2,367,454
Syms Corp                  Common             871551107     6,321      711,835  SH          DEFINED          711,835